Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases
Schedule of movements in right-of-use assets

		Vessels’
Right-of-Use Assets	Vessel	Equipment	Total
As of January 1, 2022	81,651	345	81,996
Additions	—	132	132
Depreciation	(8,395)	(178)	(8,573)
As of June 30, 2022	73,256	299	73,555

Schedule of analysis of lease liabilities

Lease Liabilities
As of January 1, 2022	55,898
Additions	132
Interest expense on leases (Note 13)	808
Payments	(5,959)
As of June 30, 2022	50,879
Lease liabilities—current portion	10,512
Lease liabilities—non-current portion	40,367
Total	50,879